Schedule II - Valuation and Qualifying Accounts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for Uncollectible Accounts Receivable
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 1,146	$ 1,037	$ 739
Charged to Expenses	1,167	1,420	1,610
Charged to Other Accounts	205	150	146
Deductions	1,319	1,461	1,458
Balance at End of Period	1,199	1,146	1,037
Allowance for Uncollectible Accounts Receivable | Long-term device installment plan receivable
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	301	155
Balance at End of Period	260	301	155
Valuation Allowance for Deferred Tax Assets
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	2,473	3,414	1,841
Charged to Expenses	765	146	237
Charged to Other Accounts	273	47	1,701
Deductions	218	1,134	365
Balance at End of Period	$ 3,293	$ 2,473	$ 3,414